UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 113.7%
AUSTRALIA 22.1%
DIVERSIFIED 5.6%
DB RREEF Trust	2,859,368	$5,099,893
GPT Group	1,996,000	9,032,869
Stockland	800,000	6,388,920
		20,521,682
INDUSTRIAL 1.3%
ING Industrial Fund	1,955,931	4,911,735

OFFICE 6.6%
Commonwealth Property Office Fund	3,598,198	5,316,114
ING Office Fund	2,921,721	4,614,809
Rubicon Europe Trust Group	6,000,000	4,525,485
Tishman Speyer Office Fund	5,000,000	9,760,850
		24,217,258
SHOPPING CENTER 8.6%
Macquarie CountryWide Trust	4,750,000	8,387,676
Macquarie DDR Trust	8,500,000	8,862,408
Westfield Group	750,000	14,441,622
		31,691,706
TOTAL AUSTRALIA		81,342,381

BELGIUM 2.4%
DIVERSIFIED 1.3%
Befimmo S.C.A.	21,501	2,235,986
Wereldhave Belgium	29,000	2,443,108
		4,679,094
INDUSTRIAL 0.6%
Warehouses De Pauw S.C.A.	33,047	2,261,921

OFFICE 0.5%
Cofinimmo	11,332	2,004,669
TOTAL BELGIUM		8,945,684

	Number
	of Shares	Value

CANADA 2.7%
DIVERSIFIED 0.9%
Canadian REIT	105,374	$3,172,927

OFFICE/INDUSTRIAL 1.8%
H&R REIT	150,000	3,589,202
Realex Properties Corp. (Note 2)	1,326,500	1,600,362
Realex Properties Corp., 144A(a) (Note 2)	1,328,500	1,602,775
		6,792,339
TOTAL CANADA		9,965,266

FINLAND 2.8%
DIVERSIFIED 2.8%
Citycon Oyj	544,070	3,467,899
Sponda Oyj	497,145	6,911,812
		10,379,711
FRANCE 8.1%
DIVERSIFIED 6.5%
Fonciere des Regions	23,010	3,371,669
Unibail-Rodamco	80,136	20,630,721
		24,002,390
SHOPPING CENTER 1.6%
Klepierre	48,000	2,753,566
Mercialys Promesse	80,793	3,126,711
		5,880,277
TOTAL FRANCE		29,882,667

GERMANY 5.9%
APARTMENT 1.5%
Deutsche Wohnen AG	80,375	3,453,221
Gagfah SA	106,469	2,095,108
		5,548,329

	Number
	of Shares	Value

DIVERSIFIED 1.7%
IVG Immobilien AG	170,000	$6,336,635

OFFICE 2.1%
Alstria Office AG(b)	284,361	5,271,298
Eurocastle Investment Ltd.	64,000	2,214,899
		7,486,197
SHOPPING CENTER 0.6%
Dawnay Day Treveria PLC	1,500,000	2,138,925
TOTAL GERMANY		21,510,086

HONG KONG 16.2%
DIVERSIFIED 10.2%
Chinese Estates Holdings Ltd.	2,419,000	3,883,419
Hang Lung Properties Ltd.	1,435,100	6,424,292
Henderson Land Development Company Ltd.	1,300,400	10,312,736
Hysan Development Company Ltd.	2,031,000	5,630,164
Sino-Ocean Land Holdings Ltd.(b)	299,298	423,507
Tai Cheung Holdings Ltd.	4,993,000	4,001,414
Wharf Holdings Ltd.	1,391,830	6,857,231
		37,532,763
OFFICE 4.1%
Champion REIT	8,500,000	4,854,737
Hongkong Land Holdings Ltd. (USD)	2,250,900	10,174,068
		15,028,805
SHOPPING CENTER 1.9%
Fortune REIT	9,250,000	6,960,837
TOTAL HONG KONG		59,522,405
JAPAN 6.7%
DIVERSIFIED 2.5%
eASSET Investment Corp.	389	1,534,123
Kenedix Realty Investment Corp.	717	4,993,688

	Number
	of Shares	Value

Tokyo Tatemono Co., Ltd.	209,000	$2,665,608
		9,193,419
OFFICE 3.2%
Creed Office Investment Corp.	400	1,981,456
DA Office Investment Corp.	869	5,704,314
Mitsubishi Estate Co., Ltd.	141,000	4,038,567
		11,724,337
RESIDENTIAL—APARTMENT 1.0%
Japan Single-residence REIT	700	2,803,291
New City Residence Investment Corp.	173	948,853
		3,752,144
TOTAL JAPAN		24,669,900

NETHERLANDS 4.9%
INDUSTRIAL 1.0%
ProLogis European Properties	220,000	3,717,451

OFFICE 1.5%
VastNed Offices/Industrial NV	175,000	5,532,328

SHOPPING CENTER 2.4%
Corio NV	61,000	5,210,278
VastNed Retail NV	42,000	3,380,784
		8,591,062
TOTAL NETHERLANDS		17,840,841

NEW ZEALAND 2.4%
DIVERSIFIED 0.8%
Kiwi Income Property Trust	2,743,251	3,014,312

OFFICE 1.6%
AMP NZ Office Trust	5,793,634	5,795,351
TOTAL NEW ZEALAND		8,809,663

NORWAY 0.8%
OFFICE
Norwegian Property ASA	239,095	2,882,666

	Number
	of Shares	Value

SINGAPORE 4.1%
INDUSTRIAL 2.6%
Ascendas REIT	4,300,100	$7,902,574
Mapletree Logistics Trust	2,000,000	1,682,935
		9,585,509
OFFICE 1.5%
CapitaCommercial Trust	1,704,000	3,257,732
K-REIT Asia	1,128,000	2,042,625
		5,300,357
SHOPPING CENTER 0.0%
CapitaMall Trust	100	262
TOTAL SINGAPORE		14,886,128

SWEDEN 2.1%
DIVERSIFIED
Fabege AB	433,278	5,160,392
Kungsleden AB	210,000	2,704,800
		7,865,192
UNITED KINGDOM 13.9%
DIVERSIFIED 5.7%
British Land Co., PLC	301,344	7,225,957
Land Securities Group PLC	394,768	13,585,423
		20,811,380
INDUSTRIAL 2.6%
Brixton PLC	550,000	4,076,396
Segro PLC	540,903	5,527,899
		9,604,295
OFFICE 4.0%
Derwent London PLC	130,451	4,473,286
Great Portland Estates PLC	548,792	6,708,894

	Number
	of Shares	Value

Mapeley Ltd.	78,257	$3,378,398
		14,560,578
SHOPPING CENTER 1.6%
Liberty International PLC	260,000	6,069,658
TOTAL UNITED KINGDOM		51,045,911

UNITED STATES 18.6%
DIVERSIFIED 2.1%
Colonial Properties Trust	115,000	3,944,500
iStar Financial	107,700	3,660,723
		7,605,223
HOTEL 0.5%
LaSalle Hotel Properties	11,556	486,277
Strategic Hotels & Resorts	75,000	1,544,250
		2,030,527
MORTGAGE 0.8%
Newcastle Investment Corp.	175,000	3,083,500

OFFICE 4.0%
Mack-Cali Realty Corp.	67,694	2,782,223
Parkway Properties	30,000	1,324,200
SL Green Realty Corp.	90,340	10,549,002
		14,655,425
OFFICE/INDUSTRIAL 1.1%
Liberty Property Trust	100,000	4,021,000

RESIDENTIAL—APARTMENT 4.8%
Apartment Investment & Management Co.(c)	142,000	6,408,460
BRE Properties	30,000	1,677,900
Equity Residential	127,761	5,411,956
Home Properties	50,000	2,609,000

	Number
	of Shares	Value

Mid-America Apartment Communities	30,000	$1,495,500
		17,602,816
SHOPPING CENTER 5.3%
COMMUNITY CENTER 2.8%
Cedar Shopping Centers	250,000	3,405,000
Inland Real Estate Corp.	251,200	3,891,088
Regency Centers Corp.	37,650	2,889,637
		10,185,725
REGIONAL MALL 2.5%
Macerich Co.	64,080	5,612,126
Glimcher Realty Trust	157,841	3,709,264
		9,321,390
TOTAL SHOPPING CENTER		19,507,115
TOTAL UNITED STATES		68,505,606

TOTAL COMMON STOCK (Identified cost—$349,481,935)		418,054,107

PREFERRED SECURITIES—$25 PAR VALUE 14.1%
BERMUDA 0.7%
INSURANCE 0.4%
PROPERTY CASUALTY
Arch Capital Group Ltd., 7.875%, Series B	25,300	633,765
Arch Capital Group Ltd., 8.00%	40,000	1,022,000
		1,655,765
REINSURANCE - FOREIGN 0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A	40,000	956,000
TOTAL BERMUDA		2,611,765

UNITED STATES 13.4%
BANK 0.2%
Indymac Bank FSB, 8.50%, due 5/29/49, 144A(a)	50,000	875,000

	Number
	of Shares	Value

INSURANCE 0.3%
Delphi Financial Group, 7.376%, due 5/15/37	40,000	$932,000

REAL ESTATE 12.8%
DIVERSIFIED 2.3%
Digital Realty Trust, 8.50%, Series A	201,700	5,155,452
Digital Realty Trust, 7.875%, Series B	92,000	2,235,600
Entertainment Properties Trust, 7.75%, Series B	29,300	702,321
iStar Financial, 7.65%, Series G	22,800	520,980
		8,614,353
HEALTH CARE 1.3%
Health Care REIT, 7.875%, Series D	120,000	3,022,800
Health Care REIT, 7.50%, Series G	59,000	1,858,500
		4,881,300
HOTEL 4.7%
Ashford Hospitality Trust, 8.45%, Series D	46,200	1,076,460
Equity Inns, 8.75%, Series B	28,200	486,450
Host Hotels & Resorts, 8.875%, Series E	160,000	4,100,000
LaSalle Hotel Properties, 7.50%, Series D	35,000	795,550
LaSalle Hotel Properties, 8.00%, Series E	45,000	1,103,400
Strategic Hotels & Resorts, 8.50%, Series A	140,000	3,290,000
Strategic Hotels & Resorts, 8.25%, Series B	52,000	1,245,920
Sunstone Hotel Investors, 8.00%, Series A	218,600	5,169,890
		17,267,670
MORTGAGE 0.4%
Newcastle Investment Corp., 9.75%, Series B	42,900	1,027,455
Newcastle Investment Corp., 8.05%, Series C	20,000	422,000
		1,449,455
OFFICE 0.4%
Parkway Properties, 8.00%, Series D	54,300	1,352,070

RESIDENTIAL—APARTMENT 2.3%
Apartment Investment & Management Co., 9.375%, Series G(d)	95,100	2,401,275

	Number
	of Shares	Value

Apartment Investment & Management Co., 8.00%, Series T	65,000	$1,608,750
Apartment Investment & Management Co., 7.75%, Series U	107,000	2,637,550
Apartment Investment & Management Co., 8.00%, Series V	68,300	1,684,961
		8,332,536
SHOPPING CENTER 1.4%
COMMUNITY CENTER 0.6%
Saul Centers, 8.00%, Series A	30,000	735,300
Tanger Factory Outlet Centers, 7.50%, Series C	65,000	1,568,450
		2,303,750
REGIONAL MALL 0.8%
Glimcher Realty Trust, 8.75%, Series F	36,100	876,147
Taubman Centers, 7.625%, Series H	80,000	1,951,200
		2,827,347
TOTAL SHOPPING CENTER		5,131,097
TOTAL REAL ESTATE		47,028,481

TELECOMMUNICATION SERVICES 0.1%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	20,200	476,518
TOTAL UNITED STATES		49,311,999
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$54,423,505)		51,923,764

PREFERRED SECURITIES—CAPITAL SECURITIES 4.2%
IRELAND 0.8%
AUTO 0.8%
Porsche International Finance PLC, 7.20%	3,000,000	3,029,250
UNITED KINGDOM 0.9%
DIVERSIFIED FINANCIAL SERVICES 0.9%
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)	3,000,000	3,052,200

	Number
	of Shares	Value

UNITED STATES 2.5%
BANK 0.2%
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144A(a)	750,000	$667,387

FOOD 0.7%
Gruma S.A., 7.75%, due 12/29/49, 144A(a)	2,500,000	2,493,750

LIFE/HEALTH INSURANCE 0.8%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	2,000,000	1,951,914
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	1,000,000	972,436
		2,924,350
OIL - EXPLORATION AND PRODUCTION 0.8%
Pemex Project Funding Master Trust, 7.75%	3,000,000	3,056,250
TOTAL UNITED STATES		9,141,737

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$15,298,950)		15,223,187

	Principal
	Amount

CORPORATE BONDS 7.2%
GERMANY 1.5%
DIVERSIFIED
IVG Immobilien AG, 8.00%, due 5/29/49(f)	EUR	4,000,000	5,703,799

UNITED STATES 5.7%
ELECTRIC—INTEGRATED 0.3%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	$1,000,000		1,037,794

GAS UTILITIES 0.6%
Southern Union Co., 7.20%, due 11/1/66	2,000,000		2,019,118

MEDIA— CABLE TELEVISION 1.7%
Cablevision Systems Corp., 8.00%, due 4/15/12	1,250,000		1,218,750
CSC Holdings, 7.625%, due 7/15/18	500,000		480,000

	Principal
	Amount	Value

Rogers Cable, 8.75%, due 5/1/32	$4,000,000	$4,728,656
		6,427,406
OIL & GAS STORAGE & TRANSPORTATION 0.6%
Williams Cos. (The), 7.75%, due 6/15/31	2,000,000	2,112,500

SPECIAL PURPOSE ENTITY 0.3%
Valor Telecom Enterprise, 7.75%, due 2/15/15(f)	1,000,000	1,049,218

TELECOMMUNICATION SERVICES 2.2%
Citizens Communications Co., 9.00%, due 8/15/31	7,000,000	7,140,000
Embarq Corp., 7.995%, due 6/1/36	1,000,000	1,068,604
		8,208,604
TOTAL UNITED STATES		20,854,640

TOTAL CORPORATE BONDS (Identified cost—$25,477,387)		26,558,439

Number
of Shares

RIGHTS 0.0%
FINLAND
Citycon Oyj, expire 10/03/07(b,e)
TOTAL RIGHTS (Identified cost—$0)	544,068	96,434

Principal
Amount

COMMERCIAL PAPER 2.0%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$7,346,000)	$7,346,000	7,346,000

		Value

TOTAL INVESTMENTS (Identified cost—$452,027,777)	141.2%	$519,201,931

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%	1,430,729

LIQUIDATION VALUE OF PREFERRED SHARES	(41.6)%	(153,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $23.64 per share based on 15,552,359 shares of common stock outstanding)	100.0%	$367,632,660

Glossary of Portfolio Abbreviations

EUR	Euro
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.3% of net assets applicable to common shares.

(b) Non-income producing security.

(c) 17,450 shares segregated as collateral for interest rate swap transactions.

(d) 8,000 shares segregated as collateral for interest rate swap transactions.

(e) Fair valued security. Aggregate holdings equal 0.0% of net assets applicable to common shares.

(f) Illiquid security. Aggregate holdings equal 1.8% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative
Products AG	$15,000,000	4.800%	5.806%	December 12, 2009	$(76,203)
Merrill Lynch Derivative
Products AG	$20,000,000	4.660%	5.131%	October 25, 2010	(42,722)
UBS AG	$8,000,000	5.349%	5.753%	May 17, 2010	(156,511)
					$(275,436)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Transactions With Affiliates:

An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions and period end holdings with such companies during the nine months ended September 30, 2007 were as follows:

Issuer	Shares Held	Value	Change in Unrealized Depreciation	Income
Realex Properties Corp.	1,326,500	$1,600,362	$(101,450)	$23,342
Realex Properties Corp., 144A	1,328,500	$1,602,775	$(101,604)	$27,503

Note 3. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securites were as follows:

Cost for federal income tax purposes	$452,027,777

Gross unrealized appreciation	$81,915,545
Gross unrealized depreciation	(14,741,391)
Net unrealized appreciation	$67,174,154

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin

           Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: November 29, 2007